LifeX 2028 Income Bucket ETF N-1A Cover	Sep. 15, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	STONE RIDGE TRUST
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 15, 2025
Prospectus Date	Sep. 15, 2025